THE EXCHEQUER VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT issued by Security Life of Denver Insurance Company and its Security Life Separate Account A1

Supplement Dated March 26, 2008, to the Prospectus Dated May 1, 1998

This supplement updates and amends certain information contained in your prospectus dated May 1, 1998.
 Please read it carefully and keep it with your prospectus for future reference.

__________________________________________________________________________

IMPORTANT INFORMATION REGARDING UPCOMING FUND MERGERS

ING Lord Abbett U.S. Government Securities Portfolio. Effective April 28, 2008, the ING Lord Abbett U.S. Government Securities Portfolio will merge into and become part of the ING VP Intermediate Bond Portfolio. Because of this merger, your investment in the ING Lord Abbett U.S. Government Securities Portfolio will automatically become an investment in the ING VP Intermediate Bond Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to the Investment Division corresponding to the ING Lord Abbett U.S. Government Securities Portfolio will be automatically allocated to the ING VP Intermediate Bond Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050.

ING UBS U.S. Allocation Portfolio. Effective April 28, 2008, the ING UBS U.S. Allocation Portfolio will merge into and become part of the ING Van Kampen Equity and Income Portfolio. Because of this merger, your investment in the ING UBS U.S. Allocation Portfolio will automatically become an investment in the ING Van Kampen Equity and Income Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to the subaccount corresponding to the ING UBS U.S. Allocation Portfolio will be automatically allocated to the ING Van Kampen Equity and Income Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050.

The ING Van Kampen Large Cap Growth Portfolio. Effective April 28, 2008, the ING Van Kampen Large Cap Growth Portfolio (formerly known as the ING FMRSM Large Cap Growth Portfolio) will merge into and become part of the ING Van Kampen Capital Growth Portfolio. Because of this merger, your investment in the ING Van Kampen Large Cap Growth Portfolio will automatically become an investment in the ING Van Kampen Capital Growth Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to the Investment Division corresponding to the ING Van Kampen Large Cap Growth Portfolio will be automatically allocated to the ING Van Kampen Capital Growth Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050. Because of this merger, effective April 28, 2008, the ING Van Kampen Capital Growth Portfolio (Class I) will be added to your contract as an available Investment Division.

148445	Page 1 of 2	March 2008

You will not incur any fees or charges or any tax liability because of these mergers, and your Contract value immediately before the mergers will equal your Contract value immediately after the mergers.

There will be no further disclosure regarding the ING Lord Abbett U.S. Government Securities, ING UBS U.S. Allocation and ING Van Kampen Large Cap Growth Portfolios in future supplements to the prospectus.

Please note the following summary information about the ING Van Kampen Capital Growth Portfolio:

Investment Adviser/
Portfolio Name	Subadviser	Investment Objective

ING Van Kampen Capital	Investment Adviser:	Seeks long-term capital
Growth Portfolio (Class I)	Directed Services LLC	appreciation.
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van
Kampen)

IMPORTANT INFORMATION REGARDING THE ING VP HIGH YIELD BOND PORTFOLIO

Effective April 28, 2008, the ING VP High Yield Bond Portfolio will be closed to new investors and to new investments by existing investors.

Contract owners who have Contract value allocated to the Investment Division that invests in the ING VP High Yield Bond Portfolio after April 28, 2008, may leave their Contract value in that Investment Division but future allocations and transfers into that Investment Division will be prohibited. If your most recent premium allocation instructions include the Investment Division that corresponds to this Portfolio, premium received that would have been allocated to the Investment Division corresponding to this Portfolio will be automatically allocated among the other available Investment Divisions according to your most recent allocation instructions. If there are no other such Investment Divisions, you must provide us with alternative instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050.

MORE INFORMATION IS AVAILABLE

More information about the Portfolios available through your Contract, including information about the risks associated with investing in these Portfolios, can be found in the current prospectus and Statement of Additional Information for that Portfolio. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5065 Minot, ND 58702-5065 1-877-253-5050

148445	Page 2 of 2	March 2008